ACCOUNTS RECEIVABLE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY
ACCOUNTS RECEIVABLE [Abstract]
Accounts receivable	34,917	31,478
Less: allowance for doubtful accounts	340			540
Accounts receivable, net	34,917	31,478	5,605
Balance as of January 1
Charged to expenses	340
Writen off	(340)
Balances as of December 31